Income Taxes	12 Months Ended
Jan. 02, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes:

Provision for Income Taxes

Provision for income taxes for 2015, 2014 and 2013 consists of the following:

	Current	Deferred	Total
2015
Federal	$242,801	$(6,564)	$236,237
State	33,023	(1,797)	31,226
Foreign	12,885	(858)	12,027
	$288,709	$(9,219)	$279,490
2014
Federal	$204,743	$45,389	$250,132
State	19,359	4,830	24,189
Foreign	14,999	(1,751)	13,248
	$239,101	$48,468	$287,569
2013
Federal	$202,784	$(1,898)	$200,886
State	25,287	(339)	24,948
Foreign	8,806	—	8,806
	$236,877	$(2,237)	$234,640

The provision for income taxes differed from the amount computed by applying the federal statutory income tax rate due to:

	January 2, 2016	January 3, 2015	December 28, 2013
Income before provision for income taxes at statutory U.S. federal income tax rate (35%)	$263,511	$273,488	$219,239
State income taxes, net of federal income tax benefit	20,297	15,723	16,216
Other, net	(4,318)	(1,642)	(815)
	$279,490	$287,569	$234,640

Deferred Income Tax Assets (Liabilities)

Deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred income taxes reflect the net income tax effect of temporary differences between the basis of assets and liabilities for financial reporting purposes and for income tax reporting purposes. The Company retrospectively adopted ASU 2015-17 during the fourth quarter of 2015, which requires the presentation of all deferred taxes as long-term assets or liabilities. As of January 3, 2015, the Company reclassified $88,650 from current to long-term deferred income tax liabilities as a result of this adoption.

Net deferred income tax balances are comprised of the following:

	January 2, 2016	January 3, 2015
Deferred income tax assets	$171,571	$151,997
Valuation allowance	(2,861)	(5,084)
Deferred income tax liabilities	(602,635)	(593,264)
Net deferred income tax liabilities	$(433,925)	$(446,351)

As of January 2, 2016 and January 3, 2015, the Company had deferred income tax assets of $386 and $1,297 from federal net operating losses, or NOLs, of $1,103 and $3,705, and deferred income tax assets of $5,521 and $6,847 from state NOLs of $145,809 and $165,849, respectively. These NOLs may be used to reduce future taxable income and expire periodically through Fiscal 2035. Due to uncertainties related to the realization of certain deferred tax assets for NOLs in certain jurisdictions, the Company recorded a valuation allowance of $2,861 and $5,084 as of both January 2, 2016 and January 3, 2015. The amount of deferred income tax assets realizable, however, could change in the future if projections of future taxable income change. As of January 2, 2016 and January 3, 2015, the Company had cumulative net deferred income tax liabilities of $433,925 and $446,351, respectively.

The Company has not recorded deferred taxes when earnings from foreign operations are considered to be indefinitely invested outside of the U.S. These accumulated net earnings relate to certain ongoing operations for multiple years and were approximately $114 as of January 2, 2016. It is not practicable to determine the income tax liability that would be payable if such earnings were repatriated.

Temporary differences which give rise to significant deferred income tax assets (liabilities) are as follows:

	January 2, 2016	January 3, 2015
Deferred income tax assets (liabilities):
Property and equipment	$(171,378)	$(181,511)
Inventory valuation differences	(190,756)	(156,703)
Accrued expenses not currently deductible for tax	67,725	48,684
Share-based compensation	20,902	13,721
Accrued medical and workers compensation	44,152	44,674
Net operating loss carryforwards	5,907	7,233
Straight-line rent	26,626	21,431
Intangible assets	(240,501)	(255,050)
Other, net	3,398	11,170
Total deferred income tax assets (liabilities)	$(433,925)	$(446,351)

Unrecognized Tax Benefits

The following table lists each category and summarizes the activity of the Company’s gross unrecognized tax benefits for the fiscal years ended January 2, 2016, January 3, 2015 and December 28, 2013:

	January 2, 2016	January 3, 2015	December 28, 2013
Unrecognized tax benefits, beginning of period	$14,033	$18,458	$16,708
Increases related to prior period tax positions	412	—	—
Decreases related to prior period tax positions	(2,120)	(4,841)	(1,313)
Increases related to current period tax positions	3,137	4,329	3,678
Settlements	(582)	(2,345)	—
Expiration of statute of limitations	(1,039)	(1,568)	(615)
Unrecognized tax benefits, end of period	$13,841	$14,033	$18,458

As of January 2, 2016, January 3, 2015 and December 28, 2013, the entire amount of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

The Company provides for potential interest and penalties associated with uncertain tax positions as a part of income tax expense. During 2015, the Company recorded potential interest and penalties related to uncertain tax positions of $149. During 2014, the Company recognized a benefit from interest and penalties of $3,684. During 2013, the Company recorded potential interest and penalties related to uncertain tax positions of $818. As of January 2, 2016, the Company had recorded a liability for potential interest and penalties of $1,815 and $134, respectively. As of January 3, 2015, the Company had recorded a liability for potential interest and penalties of $1,759 and $138, respectively. The Company has not provided for any penalties associated with tax contingencies unless considered probable of assessment. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.

During the next 12 months, it is possible the Company could conclude on approximately $2,000 to $3,000 of the contingencies associated with unrecognized tax uncertainties due mainly to the conclusion of audits and the expiration of statutes of limitations. The majority of these resolutions would be achieved through the completion of current income tax examinations.

The Company files a U.S. federal income tax return and income tax returns in various states and foreign jurisdictions. The U.S. Internal Revenue Service has completed exams of the U.S. federal income tax returns for years 2007 and prior. With few exceptions, the Company is no longer subject to state and local or non-U.S. income tax examinations by tax authorities for years before 2008.